Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$21,464,863.81	0.0498025	$2,386,408.09	0.0055369	$19,078,455.72
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$290,624,863.81	0.1933426	$271,546,408.09	0.1806504	$19,078,455.72

Weighted Avg. Coupon (WAC)	3.56%		3.57%
Weighted Avg. Remaining Maturity (WARM)	26.47		25.57
Pool Receivables Balance	$318,328,392.87		$298,859,008.22
Remaining Number of Receivables	36,468		35,600

Adjusted Pool Balance	$313,342,839.80		$294,264,384.08

III. COLLECTIONS

Principal:
Principal Collections	$19,075,871.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$396,762.74
Total Principal Collections	$19,472,634.17

Interest:
Interest Collections	$942,491.57
Late Fees & Other Charges	$55,455.69
Interest on Repurchase Principal	$-
Total Interest Collections	$997,947.26

Collection Account Interest	$6,671.80
Reserve Account Interest	$1,304.30
Servicer Advances	$-

Total Collections	$20,478,557.53

1 of 3

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$20,478,557.53
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,478,557.53

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$265,273.66	$-	$265,273.66	$265,273.66
Collection Account Interest					$6,671.80
Late Fees & Other Charges					$55,455.69
Total due to Servicer					$327,401.15

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$12,700.04		$12,700.04
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$153,839.12		$153,839.12	$153,839.12

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$19,837,257.09

9. Regular Principal Distribution Amount:					$19,078,455.72

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$19,078,455.72
Class A-4 Notes		$-
Class A Notes Total:	$19,078,455.72	$19,078,455.72
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$19,078,455.72	$19,078,455.72

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			758,801.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,985,553.07
Beginning Period Amount	$4,985,553.07
Current Period Amortization	$390,928.93
Ending Period Required Amount	$4,594,624.14
Ending Period Amount	$4,594,624.14
Next Distribution Date Required Amount	$4,220,919.99

2 of 3

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.25%	7.72%	7.72%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.27%	34,985	97.61%	$291,729,447.78
30 - 60 Days	1.39%	496	1.92%	$5,727,313.77
61 - 90 Days	0.29%	104	0.41%	$1,211,038.39
91-120 Days	0.04%	15	0.06%	$191,208.28
121 + Days	0.00%	0	0.00%	$-
Total		35,600		$298,859,008.22

Delinquent Receivables 30+ Days Past Due
Current Period	1.73%	615	2.39%	$7,129,560.44
1st Preceding Collection Period	1.75%	639	2.40%	$7,637,077.48
2nd Preceding Collection Period	1.72%	645	2.28%	$7,756,923.08
3rd Preceding Collection Period	2.11%	822	2.80%	$10,053,443.20
Four-Month Average	1.83%		2.47%

Repossession in Current Period		22		$296,647.02
Repossession Inventory		50		$165,166.31

Current Charge-Offs
Gross Principal of Charge-Offs				$393,513.22
Recoveries				$(396,762.74)
Net Loss				$(3,249.52)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.01%

Average Pool Balance for Current Period				$308,593,700.55

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.01%
1st Preceding Collection Period				-0.33%
2nd Preceding Collection Period				0.01%
3rd Preceding Collection Period				0.79%
Four-Month Average				0.11%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	38	2,189	$34,012,239.46
Recoveries	44	1,997	$(20,265,002.97)
Net Loss			$13,747,236.49
Cumulative Net Loss as a % of Initial Pool Balance			0.89%

Net Loss for Receivables that have experienced a Net Loss *	23	1,877	$13,831,463.63
Average Net Loss for Receivables that have experienced a Net Loss			$7,368.92

Principal Balance of Extensions			$1,130,327.72
Number of Extensions			91

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3